Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment based on Total Shareholder Return (TSR) (4)	Net Income (Loss)
(a)	(b)($)	(c)($)	(d)($)	(e)($)	(f)($)	(g)($ in 000's)
2024	4,802,309	2,364,913	1,345,143	860,228	9	28,507
2023	5,897,924	1,734,065	1,863,540	744,699	21	(237,892)
2022	6,866,396	212,826	2,122,124	470,265	50	(291,754)

(1)	Represents total compensation paid to the principal executive officer, or PEO, Mr. Dennis Lanfear, as reflected in the Summary Compensation Table.

(2)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our PEO during each year:

	2024	2023	2022
	($)	($)	($)
Summary Compensation Table (SCT) Total Compensation	4,802,309	5,897,924	6,866,396
Deduct for amounts reported under the "Stock Awards" and "Option Awards" in the SCT	(2,873,088)	(4,075,681)	(5,071,908)
Fair value as of year-end of equity awards granted during the year that remain unvested	1,112,854	1,161,479	1,795,132
Change in fair value of prior years' equity awards that remain unvested as of year-end	(627,283)	(1,100,382)	(2,186,702)
Fair value on vesting date for awards granted and vested in the same year	317,940	248,745	433,008
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	(367,819)	(398,020)	(1,623,100)
Compensation Actually Paid (CAP)	2,364,913	1,734,065	212,826

(3)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our non-PEO NEOs during each year:

	2024	2023	2022
	($)	($)	($)
Average SCT Total for Non-PEO NEOs	1,345,143	1,863,540	2,122,124
Deduct for amounts reported under the "Stock Awards" and "Option Awards" in the SCT	(526,406)	(963,378)	(1,372,424)
Fair value as of year-end of equity awards granted during the year that remain unvested	207,285	260,238	537,826
Change in fair value of prior years' equity awards that remain unvested as of year-end	(134,603)	(229,356)	(550,147)
Fair value on vesting date for awards granted and vested in the same year	49,899	121,694	86,062
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	(81,090)	(122,691)	(353,176)
Deduct fair value as of end of prior fiscal year of awards granted in any prior year that fail to meet vesting conditions during the fiscal year	—	(185,348)	—
Average CAP to Non-PEO NEOs	860,228	744,699	470,265

The non-PEO NEOs included in average compensation shown in columns (d) and (e) above are as follows:

2024	2023	2022
Paul Reider	McDavid Stilwell	McDavid Stilwell
Bryan McMichael	Vladimir Vexler, Ph.D.	Vladimir Vexler, Ph.D.
	Paul Reider
	Bryan McMichael

(4)	Total Shareholder Return, or TSR, represents the cumulative growth of a hypothetical $100 investment in the Company made as of December 31, 2021, reflected as of the end of each respective year.

Named Executive Officers, Footnote
(1)	Represents total compensation paid to the principal executive officer, or PEO, Mr. Dennis Lanfear, as reflected in the Summary Compensation Table.

The non-PEO NEOs included in average compensation shown in columns (d) and (e) above are as follows:

2024	2023	2022
Paul Reider	McDavid Stilwell	McDavid Stilwell
Bryan McMichael	Vladimir Vexler, Ph.D.	Vladimir Vexler, Ph.D.
	Paul Reider
	Bryan McMichael

PEO Total Compensation Amount	$ 4,802,309	$ 5,897,924	$ 6,866,396
PEO Actually Paid Compensation Amount	$ 2,364,913	1,734,065	212,826
Adjustment To PEO Compensation, Footnote

(2)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our PEO during each year:

	2024	2023	2022
	($)	($)	($)
Summary Compensation Table (SCT) Total Compensation	4,802,309	5,897,924	6,866,396
Deduct for amounts reported under the "Stock Awards" and "Option Awards" in the SCT	(2,873,088)	(4,075,681)	(5,071,908)
Fair value as of year-end of equity awards granted during the year that remain unvested	1,112,854	1,161,479	1,795,132
Change in fair value of prior years' equity awards that remain unvested as of year-end	(627,283)	(1,100,382)	(2,186,702)
Fair value on vesting date for awards granted and vested in the same year	317,940	248,745	433,008
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	(367,819)	(398,020)	(1,623,100)
Compensation Actually Paid (CAP)	2,364,913	1,734,065	212,826

Non-PEO NEO Average Total Compensation Amount	$ 1,345,143	1,863,540	2,122,124
Non-PEO NEO Average Compensation Actually Paid Amount	$ 860,228	744,699	470,265
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The following table sets forth the adjustments made during each year presented to arrive at CAP to our non-PEO NEOs during each year:

	2024	2023	2022
	($)	($)	($)
Average SCT Total for Non-PEO NEOs	1,345,143	1,863,540	2,122,124
Deduct for amounts reported under the "Stock Awards" and "Option Awards" in the SCT	(526,406)	(963,378)	(1,372,424)
Fair value as of year-end of equity awards granted during the year that remain unvested	207,285	260,238	537,826
Change in fair value of prior years' equity awards that remain unvested as of year-end	(134,603)	(229,356)	(550,147)
Fair value on vesting date for awards granted and vested in the same year	49,899	121,694	86,062
Change in fair value from prior year-end to vesting date of prior years' awards that vested during year	(81,090)	(122,691)	(353,176)
Deduct fair value as of end of prior fiscal year of awards granted in any prior year that fail to meet vesting conditions during the fiscal year	—	(185,348)	—
Average CAP to Non-PEO NEOs	860,228	744,699	470,265

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 9	21	50
Net Income (Loss)	$ 28,507,000	(237,892,000)	(291,754,000)
PEO Name	Mr. Dennis Lanfear
PEO | Deduct for amounts reported under the "Stock Awards" and Option Awards" in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,873,088)	(4,075,681)	(5,071,908)
PEO | Fair value as of year-end of equity awards granted during the year that remain unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,112,854	1,161,479	1,795,132
PEO | Change in fair value of prior years' equity awards that remain unvested as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(627,283)	(1,100,382)	(2,186,702)
PEO | Fair value on vesting date for awards granted and vested in the same year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	317,940	248,745	433,008
PEO | Change in fair value from prior year-end to vesting date of prior years' awards that vested during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(367,819)	(398,020)	(1,623,100)
Non-PEO NEO | Deduct for amounts reported under the "Stock Awards" and Option Awards" in the SCT
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(526,406)	(963,378)	(1,372,424)
Non-PEO NEO | Fair value as of year-end of equity awards granted during the year that remain unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,285	260,238	537,826
Non-PEO NEO | Change in fair value of prior years' equity awards that remain unvested as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(134,603)	(229,356)	(550,147)
Non-PEO NEO | Fair value on vesting date for awards granted and vested in the same year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,899	121,694	86,062
Non-PEO NEO | Change in fair value from prior year-end to vesting date of prior years' awards that vested during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (81,090)	(122,691)	$ (353,176)
Non-PEO NEO | Deduct fair value as of end of prior fiscal year of awards granted in any prior year that fail to meet vesting conditions during the fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (185,348)